Merger Transaction - Narrative (Details) $ in Thousands	Apr. 04, 2022 USD ($) shares
Disclosure of contingent liabilities in business combination [line items]
Shares issued for merger transaction (in shares)	13,618,735
Poema
Disclosure of contingent liabilities in business combination [line items]
Number of shares converted per each of acquiree's outstanding ordinary shares	1
Shares issued for merger transaction (in shares)	13,618,735
Fair value of ordinary shares of Gogoro, excluding Sponsor Earn-in Shares, as of the Closing Date | $	$ 92,047
Earn-in liabilities
Disclosure of contingent liabilities in business combination [line items]
Sponsor earn-in shares issued (in shares)	6,393,750
Earn-in liabilities | Poema
Disclosure of contingent liabilities in business combination [line items]
Sponsor earn-in shares issued (in shares)	6,393,750